December 31, 2001	• Pacific Select Fund • Separate Account A of Pacific Life Insurance Company

Annual
    Reports

PACIFIC SELECT

TABLE OF CONTENTS

PACIFIC SELECT FUND

SEPARATE ACCOUNT A
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
(In thousands)

	Blue Chip Variable Account	Aggressive Growth Variable Account	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account	Health Sciences Variable Account

ASSETS

Investments:

Blue Chip Portfolio	$399,469

Aggressive Growth Portfolio		$65,998

Emerging Markets Portfolio			$93,720

Diversified Research Portfolio				$187,693

Small-Cap Equity Portfolio					$228,677

International Large-Cap Portfolio						$374,465

I-Net Tollkeeper Portfolio							$60,858

Financial Services Portfolio								$51,669

Health Sciences Portfolio									$70,567

Receivables:

Due from Pacific Life Insurance Company	1,761	279		1,476	833		372	322	463

Fund shares redeemed			124			2,316

Total Assets	401,230	66,277	93,844	189,169	229,510	376,781	61,230	51,991	71,030

LIABILITIES

Payables:

Due to Pacific Life Insurance Company			124			2,316

Fund shares purchased	1,761	279		1,476	833		372	322	463

Other	20	3	5	11	15	18	3	3	4

Total Liabilities	1,781	282	129	1,487	848	2,334	375	325	467

NET ASSETS	$399,449	$65,995	$93,715	$187,682	$228,662	$374,447	$60,855	$51,666	$70,563

Shares Owned in each Portfolio	49,091	8,227	15,263	17,605	13,140	58,892	13,571	5,587	7,645

Cost of Investments	$438,963	$71,113	$99,788	$186,311	$243,972	$392,529	$99,854	$52,029	$67,937

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2001
(In thousands)

	Technology Variable Account	Telecom- munications Variable Account	Multi- Strategy Variable Account	Equity Income Variable Account	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account

ASSETS

Investments:

Technology Portfolio	$42,029

Telecommunications Portfolio		$13,925

Multi-Strategy Portfolio			$375,960

Equity Income Portfolio				$694,855

Strategic Value Portfolio					$71,149

Growth LT Portfolio						$1,282,173

Focused 30 Portfolio							$47,230

Mid-Cap Value Portfolio								$606,396

International Value Portfolio									$597,747

Receivables:

Due from Pacific Life Insurance Company	100	78	821	660	376			703	860

Fund shares redeemed						167	182

Other									14

Total Assets	42,129	14,003	376,781	695,515	71,525	1,282,340	47,412	607,099	598,621

LIABILITIES

Payables:

Due to Pacific Life Insurance Company						167	182

Fund shares purchased	100	78	821	660	376			703	860

Other	2	1	22	44	4	73	3	37

Total Liabilities	102	79	843	704	380	240	185	740	860

NET ASSETS	$42,027	$13,924	$375,938	$694,811	$71,145	$1,282,100	$47,227	$606,359	$597,761

Shares Owned in each Portfolio	7,116	2,616	25,376	33,123	8,113	68,975	6,635	42,810	49,564

Cost of Investments	$43,951	$17,502	$402,491	$803,734	$76,402	$1,958,314	$52,423	$520,240	$627,796

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2001
(In thousands)

	Capital Opportunities Variable Account	Mid-Cap Growth Variable Account	Global Growth Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	REIT Variable Account	Inflation Managed Variable Account (1)	Managed Bond Variable Account	Money Market Variable Account

ASSETS

Investments:

Capital Opportunities Portfolio	$114,718

Mid-Cap Growth Portfolio		$81,288

Global Growth Portfolio			$19,604

Equity Index Portfolio				$970,914

Small-Cap Index Portfolio					$154,542

REIT Portfolio						$171,792

Inflation Managed Portfolio (1)							$437,789

Managed Bond Portfolio								$1,443,874

Money Market Portfolio									$1,049,096

Receivables:

Due from Pacific Life Insurance Company	359	674	167		140	44	2,197	4,788	2,947

Fund shares redeemed				905

Total Assets	115,077	81,962	19,771	971,819	154,682	171,836	439,986	1,448,662	1,052,043

LIABILITIES

Payables:

Due to Pacific Life Insurance Company				905

Fund shares purchased	359	674	167		140	44	2,197	4,788	2,947

Other	6	5	2	59	9	9	28	98	128

Total Liabilities	365	679	169	964	149	53	2,225	4,886	3,075

NET ASSETS	$114,712	$81,283	$19,602	$970,855	$154,533	$171,783	$437,761	$1,443,776	$1,048,968

Shares Owned in each Portfolio	13,597	10,012	2,305	32,864	14,994	13,425	40,800	130,918	103,983

Cost of Investments	$128,117	$84,952	$20,203	$1,029,147	$151,507	$151,807	$425,890	$1,415,481	$1,048,059

(1)	Formerly named Government Securities Variable Account and Government Securities Portfolio.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2001
(In thousands)

	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Prudential Jennison Variable Account	Value Variable Account	SP Jennison International Growth Variable Account	SP Prudential U.S. Emerging Growth Variable Account

ASSETS

Investments:

High Yield Bond Portfolio	$284,424

Equity Portfolio		$444,555

Aggressive Equity Portfolio			$194,887

Large-Cap Value Portfolio				$775,423

Prudential Jennison Portfolio (II)					$451

Value Portfolio (II)						$472

SP Jennison International Growth Portfolio (II)							$153

SP Prudential U.S. Emerging Growth Portfolio (II)								$104

Receivables:

Due from Pacific Life Insurance Company	4,667	183	1,002	2,031	16			9

Total Assets	289,091	444,738	195,889	777,454	467	472	153	113

LIABILITIES

Payables:

Fund shares purchased	4,667	183	1,002	2,031	16			9

Other	19	27	13	40

Total Liabilities	4,686	210	1,015	2,071	16			9

NET ASSETS	$284,405	$444,528	$194,874	$775,383	$451	$472	$153	$104

Shares Owned in each Portfolio	40,251	23,138	21,246	66,079	24	26	28	15

Cost of Investments	$305,816	$602,733	$208,969	$799,472	$422	$470	$146	$95

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Blue Chip Variable Account (1)	Aggressive Growth Variable Account (1)	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account (1)	Health Sciences Variable Account (1)

INVESTMENT INCOME

Dividends	$262		$142	$349	$31,658	$2,616		$129

Total Investment Income	262		142	349	31,658	2,616		129

EXPENSES

Mortality and expense risk fees and administrative fees	3,101	$530	1,413	1,967	2,848	4,425	$1,018	374	$486

Charges for Stepped-Up death benefit rider	52	10	21	51	64	77	22	9	10

Charges for Premier death benefit rider	51	8	26	40	68	78	31	13	16

Total Expenses	3,204	548	1,460	2,058	2,980	4,580	1,071	396	512

Net Investment Income (Loss)	(2,942)	(548)	(1,318)	(1,709)	28,678	(1,964)	(1,071)	(267)	(512)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(2,640)	(1,728)	(20,125)	(3,001)	(60,534)	(69,802)	(29,163)	(582)	(884)

Net unrealized appreciation (depreciation) on investments	(39,494)	(5,114)	7,015	446	24,323	9,725	(2,942)	(360)	2,630

Net Realized and Unrealized Gain (Loss) on Investments	(42,134)	(6,842)	(13,110)	(2,555)	(36,211)	(60,077)	(32,105)	(942)	1,746

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($45,076)	($7,390)	($14,428)	($4,264)	($7,533)	($62,041)	($33,176)	($1,209)	$1,234

(1)	Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Technology Variable Account (1)	Telecom- munications Variable Account (1)	Multi- Strategy Variable Account	Equity Income Variable Account	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account

INVESTMENT INCOME

Dividends		$13	$9,352	$13,562	$223	$242,849	$26	$15,009	$16,904

Total Investment Income		13	9,352	13,562	223	242,849	26	15,009	16,904

EXPENSES

Mortality and expense risk fees and administrative fees	$263	125	4,923	11,222	776	20,634	553	6,388	9,321

Charges for Stepped-Up death benefit rider	5	2	84	198	19	416	14	121	127

Charges for Premier death benefit rider	8	3	75	196	18	406	11	128	143

Total Expenses	276	130	5,082	11,616	813	21,456	578	6,637	9,591

Net Investment Income (Loss)	(276)	(117)	4,270	1,946	(590)	221,393	(552)	8,372	7,313

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(4,789)	(2,324)	(7,741)	(83,719)	(2,211)	(271,753)	(6,192)	(8,541)	(103,245)

Net unrealized appreciation (depreciation) on investments	(1,922)	(3,577)	(5,114)	(4,887)	(4,849)	(521,583)	810	46,090	(72,650)

Net Realized and Unrealized Gain (Loss) on Investments	(6,711)	(5,901)	(12,855)	(88,606)	(7,060)	(793,336)	(5,382)	37,549	(175,895)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($6,987)	($6,018)	($8,585)	($86,660)	($7,650)	($571,943)	($5,934)	$45,921	($168,582)

(1)	Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Capital Opportunities Variable Account (1)	Mid-Cap Growth Variable Account (1)	Global Growth Variable Account (1)	Equity Index Variable Account	Small-Cap Index Variable Account	REIT Variable Account	Inflation Managed Variable Account (2)	Managed Bond Variable Account	Money Market Variable Account

INVESTMENT INCOME

Dividends	$130			$14,576	$11,372	$5,405	$14,121	$60,254	$32,950

Total Investment Income	130			14,576	11,372	5,405	14,121	60,254	32,950

EXPENSES

Mortality and expense risk fees and administrative fees	892	$562	$156	14,522	1,797	1,927	5,546	16,550	12,795

Charges for Stepped-Up death benefit rider	16	16	4	228	39	32	73	226	197

Charges for Premier death benefit rider	15	16	3	241	48	38	83	257	247

Total Expenses	923	594	163	14,991	1,884	1,997	5,702	17,033	13,239

Net Investment Income (Loss)	(793)	(594)	(163)	(415)	9,488	3,408	8,419	43,221	19,711

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(1,630)	(2,935)	(985)	(70,624)	(6,260)	(1,469)	(944)	(3,320)	(155)

Net unrealized appreciation (depreciation) on investments	(13,399)	(3,663)	(599)	(85,436)	(1,139)	6,689	1,161	20,676	100

Net Realized and Unrealized Gain (Loss) on Investments	(15,029)	(6,598)	(1,584)	(156,060)	(7,399)	5,220	217	17,356	(55)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($15,822)	($7,192)	($1,747)	($156,475)	$2,089	$8,628	$8,636	$60,577	$19,656

(1)	Operations commenced during 2001 (see Note 1 to Financial Statements).

(2)	Formerly named Government Securities Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Prudential Jennison Variable Account (1)	Value Variable Account (1)	SP Jennison International Growth Variable Account (1)	SP Prudential U.S. Emerging Growth Variable Account (1)

INVESTMENT INCOME

Dividends (2)	$25,442	$30,606		$21,489		$19

Total Investment Income	25,442	30,606		21,489		19

EXPENSES

Mortality and expense risk fees and administrative fees	3,654	7,078	$3,026	7,891	$1	1

Charges for Stepped-Up death benefit rider	46	156	60	158

Charges for Premier death benefit rider	58	151	66	162

Total Expenses	3,758	7,385	3,152	8,211	1	1

Net Investment Income (Loss)	21,684	23,221	(3,152)	13,278	(1)	18

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(21,433)	(123,426)	(53,019)	(5,341)

Net unrealized appreciation (depreciation) on investments	(1,506)	(43,568)	7,277	(51,120)	29	2	$6	$9

Net Realized and Unrealized Gain (Loss) on Investments	(22,939)	(166,994)	(45,742)	(56,461)	29	2	6	9

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1,255)	($143,773)	($48,894)	($43,183)	$28	$20	$6	$9

(1)	Operations commenced during 2001 (see Note 1 to Financial Statements).

(2)	Prudential Series Fund declared dividends on the Prudential Jennison Portfolio (Class II) during 2001. The total amounts received by the corresponding Variable Account were below $500 for the period.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Blue Chip Variable Account (1)	Aggressive Growth Variable Account (1)	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account (1)	Health Sciences Variable Account (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($2,942)	($548)	($1,318)	($1,709)	$28,678	($1,964)	($1,071)	($267)	($512)

Net realized loss from security transactions	(2,640)	(1,728)	(20,125)	(3,001)	(60,534)	(69,802)	(29,163)	(582)	(884)

Net unrealized appreciation (depreciation) on investments	(39,494)	(5,114)	7,015	446	24,323	9,725	(2,942)	(360)	2,630

Net Increase (Decrease) in Net Assets Resulting from Operations	(45,076)	(7,390)	(14,428)	(4,264)	(7,533)	(62,041)	(33,176)	(1,209)	1,234

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	126,643	26,638	15,404	61,802	54,326	110,736	14,709	29,148	37,197

Transfers between variable accounts, net	328,388	49,718	1,965	23,290	(16,996)	90,226	(6,609)	24,789	33,688

Transfers—policy charges and deductions	(1,017)	(112)	(1,183)	(974)	(2,385)	(2,361)	(731)	(90)	(95)

Transfers—surrenders	(9,487)	(2,906)	(4,514)	(5,163)	(7,963)	(13,957)	(3,215)	(966)	(1,472)

Transfers—other	(2)	47	109	9	91	255	(20)	(6)	11

Net Increase in Net Assets Derived from Policy Transactions	444,525	73,385	11,781	78,964	27,073	184,899	4,134	52,875	69,329

NET INCREASE (DECREASE) IN NET ASSETS	399,449	65,995	(2,647)	74,700	19,540	122,858	(29,042)	51,666	70,563

NET ASSETS

Beginning of Year			96,362	112,982	209,122	251,589	89,897

End of Year	$399,449	$65,995	$93,715	$187,682	$228,662	$374,447	$60,855	$51,666	$70,563

(1)	Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Technology Variable Account (1)	Telecom- munications Variable Account (1)	Multi- Strategy Variable Account	Equity Income Variable Account	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($276)	($117)	$4,270	$1,946	($590)	$221,393	($552)	$8,372	$7,313

Net realized loss from security transactions	(4,789)	(2,324)	(7,741)	(83,719)	(2,211)	(271,753)	(6,192)	(8,541)	(103,245)

Net unrealized appreciation (depreciation) on investments	(1,922)	(3,577)	(5,114)	(4,887)	(4,849)	(521,583)	810	46,090	(72,650)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,987)	(6,018)	(8,585)	(86,660)	(7,650)	(571,943)	(5,934)	45,921	(168,582)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	22,177	9,252	71,635	147,432	31,817	232,773	18,942	146,410	131,685

Transfers between variable accounts, net	27,581	12,235	1,883	(328,506)	18,658	(138,161)	(557)	141,378	(121,308)

Transfers—policy charges and deductions	(57)	(17)	(5,880)	(12,525)	(411)	(23,484)	(219)	(3,824)	(8,338)

Transfers—surrenders	(690)	(1,517)	(18,536)	(39,204)	(2,316)	(73,058)	(1,662)	(22,468)	(32,666)

Transfers—other	3	(11)	27	91	(2)	306	9	19	475

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	49,014	19,942	49,129	(232,712)	47,746	(1,624)	16,513	261,515	(30,152)

NET INCREASE (DECREASE) IN NET ASSETS	42,027	13,924	40,544	(319,372)	40,096	(573,567)	10,579	307,436	(198,734)

NET ASSETS

Beginning of Year			335,394	1,014,183	31,049	1,855,667	36,648	298,923	796,495

End of Year	$42,027	$13,924	$375,938	$694,811	$71,145	$1,282,100	$47,227	$606,359	$597,761

(1)	Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Capital Opportunities Variable Account (1)	Mid-Cap Growth Variable Account (1)	Global Growth Variable Account (1)	Equity Index Variable Account	Small-Cap Index Variable Account	REIT Variable Account	Inflation Managed Variable Account (2)	Managed Bond Variable Account	Money Market Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($793)	($594)	($163)	($415)	$9,488	$3,408	$8,419	$43,221	$19,711

Net realized loss from security transactions	(1,630)	(2,935)	(985)	(70,624)	(6,260)	(1,469)	(944)	(3,320)	(155)

Net unrealized appreciation (depreciation) on investments	(13,399)	(3,663)	(599)	(85,436)	(1,139)	6,689	1,161	20,676	100

Net Increase (Decrease) in Net Assets Resulting from Operations	(15,822)	(7,192)	(1,747)	(156,475)	2,089	8,628	8,636	60,577	19,656

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	42,609	51,246	13,136	179,665	24,406	50,492	154,092	367,375	747,154

Transfers between variable accounts, net	90,692	39,044	8,569	(199,456)	(3,252)	4,516	(52,901)	231,631	(199,686)

Transfers—policy charges and deductions	(236)	(262)	(36)	(17,977)	(1,555)	(558)	(4,859)	(16,857)	(26,933)

Transfers—surrenders	(2,541)	(1,588)	(297)	(53,182)	(5,563)	(7,385)	(23,610)	(67,520)	(219,066)

Transfers—other	10	35	(23)	170	25	3	8	(31)	60

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	130,534	88,475	21,349	(90,780)	14,061	47,068	72,730	514,598	301,529

NET INCREASE (DECREASE) IN NET ASSETS	114,712	81,283	19,602	(247,255)	16,150	55,696	81,366	575,175	321,185

NET ASSETS

Beginning of Year				1,218,110	138,383	116,087	356,395	868,601	727,783

End of Year	$114,712	$81,283	$19,602	$970,855	$154,533	$171,783	$437,761	$1,443,776	$1,048,968

(1)	Operations commenced during 2001 (see Note 1 to Financial Statements).

(2)	Formerly named Government Securities Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Prudential Jennison Variable Account (1)	Value Variable Account (1)	SP Jennison International Growth Variable Account (1)	SP Prudential U.S. Emerging Growth Variable Account (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$21,684	$23,221	($3,152)	$13,278	($1)	$18

Net realized loss from security transactions	(21,433)	(123,426)	(53,019)	(5,341)

Net unrealized appreciation (depreciation) on investments	(1,506)	(43,568)	7,277	(51,120)	29	2	$6	$9

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,255)	(143,773)	(48,894)	(43,183)	28	20	6	9

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	70,416	73,660	27,772	188,637	422	398	147	95

Transfers between variable accounts, net	18,590	(81,429)	(45,428)	368,482	3	54

Transfers—policy charges and deductions	(3,604)	(7,598)	(4,193)	(4,914)

Transfers—surrenders	(16,047)	(25,541)	(11,541)	(24,444)	(1)

Transfers—other	(1)	110	11	50	(1)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	69,354	(40,798)	(33,379)	527,811	423	452	147	95

NET INCREASE (DECREASE) IN NET ASSETS	68,099	(184,571)	(82,273)	484,628	451	472	153	104

NET ASSETS

Beginning of Year	216,306	629,099	277,147	290,755

End of Year	$284,405	$444,528	$194,874	$775,383	$451	$472	$153	$104

(1)	Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

	Emerging Markets Variable Account	Diversified Research Variable Account (1)	Small-Cap Equity Variable Account	International Large-Cap Variable Account (1)	I-Net Tollkeeper Variable Account (1)	Multi- Strategy Variable Account	Equity Income Variable Account	Strategic Value Variable Account (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($1,488)	($413)	$9,950	($1,707)	($759)	$26,805	$70,684	($38)

Net realized loss from security transactions	(12,385)	(676)	(30,810)	(7,952)	(1,514)	(2,634)	(3,115)	(200)

Net unrealized appreciation (depreciation) on investments	(34,422)	936	(42,793)	(27,789)	(36,053)	(26,393)	(148,891)	(404)

Net Decrease in Net Assets Resulting from Operations	(48,295)	(153)	(63,653)	(37,448)	(38,326)	(2,222)	(81,322)	(642)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	57,970	54,538	136,777	119,985	55,727	85,669	306,089	7,614

Transfers between variable accounts, net	1,253	61,278	110,716	174,690	74,309	(12,978)	89,807	24,281

Transfers—policy charges and deductions	(1,593)	(492)	(1,655)	(939)	(288)	(5,217)	(11,970)	(10)

Transfers—surrenders	(4,039)	(2,190)	(6,495)	(4,831)	(1,809)	(14,484)	(37,665)	(197)

Transfers—other	65	1	(33)	132	284	(11)	106	3

Net Increase in Net Assets Derived from Policy Transactions	53,656	113,135	239,310	289,037	128,223	52,979	346,367	31,691

NET INCREASE IN NET ASSETS	5,361	112,982	175,657	251,589	89,897	50,757	265,045	31,049

NET ASSETS

Beginning of Year	91,001		33,465			284,637	749,138

End of Year	$96,362	$112,982	$209,122	$251,589	$89,897	$335,394	$1,014,183	$31,049

(1)	Operations commenced on January 3, 2000 for the Diversified Research and International Large-Cap Variable Accounts, May 1, 2000 for the I-Net Tollkeeper Variable Account,
and October 2, 2000 for the Strategic Value Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

	Growth LT Variable Account	Focused 30 Variable Account (1)	Mid-Cap Value Variable Account	International Value Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	REIT Variable Account	Inflation Managed Variable Account (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$273,389	$61	$167	$11,070	$7,016	$311	$2,600	$12,169

Net realized loss from security transactions	(99,958)	(269)	(500)	(8,961)	(6,870)	(5,836)	(334)	(2,945)

Net unrealized appreciation (depreciation) on investments	(724,635)	(6,003)	38,689	(75,430)	(132,815)	(5,390)	15,127	19,592

Net Increase (Decrease) in Net Assets Resulting from Operations	(551,204)	(6,211)	38,356	(73,321)	(132,669)	(10,915)	17,393	28,816

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	824,644	10,216	96,803	281,881	382,156	63,784	36,396	109,580

Transfers between variable accounts, net	184,393	33,075	98,084	(31,605)	98,830	10,008	35,032	6,427

Transfers—policy charges and deductions	(22,972)	(13)	(1,286)	(7,396)	(14,756)	(1,220)	(443)	(4,155)

Transfers—surrenders	(83,575)	(436)	(5,700)	(35,697)	(50,376)	(4,669)	(2,769)	(14,046)

Transfers—other	682	17	(56)	281	101	13	(12)	(10)

Net Increase in Net Assets Derived from Policy Transactions	903,172	42,859	187,845	207,464	415,955	67,916	68,204	97,796

NET INCREASE IN NET ASSETS	351,968	36,648	226,201	134,143	283,286	57,001	85,597	126,612

NET ASSETS

Beginning of Year	1,503,699		72,722	662,352	934,824	81,382	30,490	229,783

End of Year	$1,855,667	$36,648	$298,923	$796,495	$1,218,110	$138,383	$116,087	$356,395

(1)	Operations commenced on October 2, 2000.

(2)	Formerly named Government Securities Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$32,931	$25,653	$16,396	$33,164	$4,814	$228

Net realized loss from security transactions	(3,108)	(967)	(14,047)	(14,124)	(8,340)	(190)

Net unrealized appreciation (depreciation) on investments	36,853	484	(12,136)	(228,837)	(63,262)	24,316

Net Increase (Decrease) in Net Assets Resulting from Operations	66,676	25,170	(9,787)	(209,797)	(66,788)	24,354

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	192,162	591,373	58,956	304,388	122,117	97,824

Transfers between variable accounts, net	146,999	(347,424)	296	51,719	(5,888)	48,904

Transfers—policy charges and deductions	(9,069)	(18,715)	(2,510)	(8,101)	(2,089)	(1,798)

Transfers—surrenders	(31,792)	(57,023)	(10,418)	(23,882)	(10,125)	(7,203)

Transfers—other	(17)	(61)	(1)	54	63	(66)

Net Increase in Net Assets Derived from Policy Transactions	298,283	168,150	46,323	324,178	104,078	137,661

NET INCREASE IN NET ASSETS	364,959	193,320	36,536	114,381	37,290	162,015

NET ASSETS

Beginning of Year	503,642	534,463	179,770	514,718	239,857	128,740

End of Year	$868,601	$727,783	$216,306	$629,099	$277,147	$290,755

See Notes to Financial Statements

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Separate Account A (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2001 is comprised of thirty-five subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, REIT, Inflation Managed (formerly Government Securities), Managed Bond, Money Market, High Yield Bond, Equity, Aggressive Equity, Large-Cap Value, Prudential Jennison, Value, SP Jennison International Growth, and SP Prudential U.S. Emerging Growth Variable Accounts. The assets in each of the first thirty-one Variable Accounts are invested in shares of the corresponding portfolios of the Pacific Select Fund and the assets of the last four Variable Accounts are invested in the Class II shares of the corresponding portfolios of the Prudential Series Fund, Inc. (collectively, the “Funds”). Each portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections B through E of this report or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized and registered with the Securities and Exchange Commission thirteen new Variable Accounts that began operations in 2001: The Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, Global Growth, Prudential Jennison, Value, SP Jennison International Growth, and SP Prudential U.S. Emerging Growth Variable Accounts. The first nine new Variable Accounts commenced operations on January 2, 2001 and the last four new Variable Accounts commenced operations on September 6, 2001.

On September 22, 2000, the net assets of the Pacific Select Fund’s Bond and Income Portfolio, the underlying portfolio for the Bond and Income Variable Account, were transferred to the Pacific Select Fund’s Managed Bond Portfolio in exchange for shares of the Managed Bond Portfolio (the “reorganization”). In connection with the reorganization, a total of 8,935,784 outstanding accumulation units (valued at $105,092,244) of the Bond and Income Variable Account were exchanged for 8,571,349 accumulation units with equal value of the Managed Bond Variable Account.

The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on September 7, 1994 and commenced operations on January 2, 1996. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

The Separate Account held by Pacific Life represents funds from individual flexible premium deferred variable annuity contracts (the “Contracts”).

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A.  Valuation of Investments

Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B.  Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

C.  Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2.  DIVIDENDS

During 2001, the Funds declared dividends for each portfolio, except for the Aggressive Growth, I-Net Tollkeeper, Health Sciences, Technology, Mid-Cap Growth, Global Growth, Aggressive Equity, SP Jennison International Growth, and SP Prudential U.S. Emerging Growth Portfolios invested in by the Separate Account. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3.  CHARGES AND EXPENSES

Contracts funded by the Separate Account currently being sold include the Pacific Portfolios, Pacific One, Pacific One Select, Pacific Value, Pacific Innovations, Pacific Innovations Select, and Pacific Odyssey. Pacific One Select, Pacific Value, Pacific Innovations, Pacific Innovations Select, and Pacific Odyssey Contracts have three different death benefit options: the Standard Death Benefit, the Stepped-Up Death Benefit Rider, and the Premier Death Benefit Rider. These death benefit riders are not available to owners of Pacific Portfolios and Pacific One Contracts. Pacific Life charges the Separate Account daily for mortality and expense (M&E) risks assumed, administrative costs incurred in operating the

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

Separate Account and issuing and administering the Contracts, and additional death benefit rider charges for Pacific One Select, Pacific Value, Pacific Innovations, Pacific Innovations Select, and Pacific Odyssey Contract Owners who purchased the Stepped-Up Death Benefit Rider or the Premier Death Benefit Rider. These charges are assessed daily at the following annual rates on the average daily net assets of each Variable Account:

Pacific Portfolio, Pacific One, Pacific Value and Pacific Innovations Contracts	Standard Death Benefit	With Stepped- Up Death Benefit Rider	With Premier Death Benefit Rider

M&E Risk Charge	1.25%	1.25%	1.25%
Administrative Fee	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	1.40%	1.60%	1.75%

Pacific Innovations Select and Pacific One Select Contracts

M&E Risk Charge	1.40%	1.40%	1.40%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	1.65%	1.85%	2.00%

Pacific Odyssey Contracts

M&E Risk Charge	0.15%	0.15%	0.15%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	0.40%	0.60%	0.75%

Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for contract maintenance, any state premium taxes, and any surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4.  RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

5.  SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUNDS’ SHARES

The investment in the Funds’ shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk, administrative charges, and additional death benefit rider charges, if any (M&E). A reconciliation of total cost and market value of the Separate Account’s investments in the Funds as of December 31, 2001 were as follows (amounts in thousands):

	Variable Accounts

	Blue Chip (1)	Aggressive Growth (1)	Emerging Markets	Diversified Research	Small-Cap Equity	International Large-Cap

Total cost of investments at beginning of year			$109,451	$112,051	$248,753	$279,392

Add: Total net proceeds from policy and M&E transactions	$449,233	$87,392	106,861	115,417	179,187	653,689

Reinvested distributions from the Funds:

(a) Net investment income	262		142	349	1,256	2,616

(b) Net realized gain					30,402

Sub-Total	449,495	87,392	216,454	227,817	459,598	935,697

Less: Cost of investments disposed during the year	10,532	16,279	116,666	41,506	215,626	543,168

Total cost of investments at end of year	438,963	71,113	99,788	186,311	243,972	392,529

Add: Unrealized appreciation (depreciation)	(39,494)	(5,115)	(6,068)	1,382	(15,295)	(18,064)

Total market value of investments at end of year	$399,469	$65,998	$93,720	187,693	$228,677	$374,465

	I-Net Tollkeeper	Financial Services (1)	Health Sciences (1)	Tech- nology (1)	Telecom- munications (1)	Multi- Strategy

Total cost of investments at beginning of year	$125,955					$356,829

Add: Total net proceeds from policy and M&E transactions	34,017	$57,830	$83,626	$56,792	$25,982	89,829

Reinvested distributions from the Funds:

(a) Net investment income		129			13	8,719

(b) Net realized gain						633

Sub-Total	159,972	57,959	83,626	56,792	25,995	456,010

Less: Cost of investments disposed during the year	60,118	5,930	15,689	12,841	8,493	53,519

Total cost of investments at end of year	99,854	52,029	67,937	43,951	17,502	402,491

Add: Unrealized appreciation (depreciation)	(38,996)	(360)	2,630	(1,922)	(3,577)	(26,531)

Total market value of investments at end of year	$60,858	$51,669	$70,567	$42,029	$13,925	$375,960

(1)	Operations commenced during 2001 (See Note 1 to Financial Statements).

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	Variable Accounts

	Equity Income	Strategic Value	Growth LT	Focused 30	Mid-Cap Value	International Value

Total cost of investments at beginning of year	$1,118,231	$31,454	$2,010,334	$42,653	$258,875	$753,932

Add: Total net proceeds from policy and M&E transactions	135,138	61,966	340,155	28,939	362,498	2,082,796

Reinvested distributions from the Funds:

(a) Net investment income	5,196	223	15,411	26	3,818	6,346

(b) Net realized gain	8,366		227,438		11,191	10,558

Sub-Total	1,266,931	93,643	2,593,338	71,618	636,382	2,853,632

Less: Cost of investments disposed during the year	463,197	17,241	635,024	19,195	116,142	2,225,836

Total cost of investments at end of year	803,734	76,402	1,958,314	52,423	520,240	627,796

Add: Unrealized appreciation (depreciation)	(108,879)	(5,253)	(676,141)	(5,193)	86,156	(30,049)

Total market value of investments at end of year	$694,855	$71,149	$1,282,173	$47,230	$606,396	$597,747

	Capital Opportuni- ties (1)	Mid-Cap Growth (1)	Global Growth (1)	Equity Index	Small-Cap Index	REIT

Total cost of investments at beginning of year				$1,190,976	$134,217	$102,797

Add: Total net proceeds from policy and M&E transactions	$135,483	$96,678	$25,591	263,536	95,201	94,893

Reinvested distributions from the Funds:

(a) Net investment income	130			10,856	1,256	4,943

(b) Net realized gain				3,720	10,116	462

Sub-Total	135,613	96,678	25,591	1,469,088	240,790	203,095

Less: Cost of investments disposed during the year	7,496	11,726	5,388	439,941	89,283	51,288

Total cost of investments at end of year	128,117	84,952	20,203	1,029,147	151,507	151,807

Add: Unrealized appreciation (depreciation)	(13,399)	(3,664)	(599)	(58,233)	3,035	19,985

Total market value of investments at end of year	$114,718	$81,288	$19,604	$970,914	$154,542	$171,792

	Inflation Managed (2)	Managed Bond	Money Market	High Yield Bond	Equity	Aggressive Equity

Total cost of investments at beginning of year	$345,677	$860,946	$726,885	$236,206	$743,746	$298,525

Add: Total net proceeds from policy and M&E transactions	287,482	647,425	3,515,647	263,010	143,759	124,773

Reinvested distributions from the Funds:

(a) Net investment income	14,121	60,254	32,950	25,442	225

(b) Net realized gain					30,381

Sub-Total	647,280	1,568,625	4,275,482	524,658	918,111	423,298

Less: Cost of investments disposed during the year	221,390	153,144	3,227,423	218,842	315,378	214,329

Total cost of investments at end of year	425,890	1,415,481	1,048,059	305,816	602,733	208,969

Add: Unrealized appreciation (depreciation)	11,899	28,393	1,037	(21,392)	(158,178)	(14,082)

Total market value of investments at end of year	$437,789	$1,443,874	$1,049,096	$284,424	$444,555	$194,887

	Large-Cap Value	Prudential Jennison (1)	Value (1)	SP Jennison International Growth (1)	SP Prudential U.S. Emerging Growth (1)

Total cost of investments at beginning of year	$263,698

Add: Total net proceeds from policy and M&E transactions	568,995	$425	$452	$147	$95

Reinvested distributions from the Funds:

(a) Net investment income	4,883		19

(b) Net realized gain	16,606

Sub-Total	854,182	425	471	147	95

Less: Cost of investments disposed during the year	54,710	3	1	1

Total cost of investments at end of year	799,472	422	470	146	95

Add: Unrealized appreciation (depreciation)	(24,049)	29	2	7	9

Total market value of investments at end of year	$775,423	$451	$472	$153	$104

(1)	Operations commenced during 2001 (See Note 1 to Financial Statements).
(2)	Inflation Managed Variable Account was formerly named Government Securities Variable Account.

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

6. FINANCIAL HIGHLIGHTS

    Selected accumulation unit value (AUV), total units outstanding, total returns, total net assets, and ratios of investment income and expenses to average daily net assets data for the year ended December 31, 2001 were as follows:

	Contracts with Standard Death Benefit

	Date Variable Account Commenced Operations or Contract First Sold During 2001				Number of Units Outstanding at End of Year			Total Returns (1)

Variable Accounts	Pacific Portfolios and Pacific One Contracts	Pacific Value Contracts	Pacific Innovations Contracts	AUV at End of Year	Pacific Portfolios and Pacific One Contracts	Pacific Value Contracts	Pacific Innovations Contracts	Pacific Portfolios and Pacific One Contracts	Pacific Value Contracts	Pacific Innovations Contracts

Blue Chip	01/02/01	01/02/01	01/05/01	$8.03	19,099,383	13,283,021	1,166,467	(19.71%)	(19.71%)	(21.55%)

Aggressive Growth	01/02/01	01/03/01	01/04/01	7.91	2,897,951	2,289,419	203,178	(20.90%)	(24.82%)	(22.71%)

Emerging Markets				5.79	7,852,984	4,348,020	295,240	(9.96%)	(9.96%)	(9.96%)

Diversified Research				10.42	6,018,484	4,435,328	663,788	(4.10%)	(4.10%)	(4.10%)

Small-Cap Equity				16.92	4,724,501	4,150,519	300,104	(3.91%)	(3.91%)	(3.91%)

International Large-Cap				6.24	24,033,715	16,587,323	1,843,777	(19.44%)	(19.44%)	(19.44%)

I-Net Tollkeeper				4.38	4,719,596	4,008,505	642,382	(34.82%)	(34.82%)	(34.82%)

Financial Services	01/02/01	01/02/01	01/09/01	9.14	1,422,507	1,267,959	117,091	(8.58%)	(8.58%)	(5.28%)

Health Sciences	01/02/01	01/02/01	01/10/01	9.10	2,092,867	1,706,195	142,534	(8.98%)	(8.98%)	0.67%

Technology	01/02/01	01/02/01	01/03/01	5.82	2,183,699	1,559,337	144,194	(41.77%)	(41.77%)	(43.35%)

Telecommunications	01/02/01	01/02/01	01/03/01	5.25	685,717	636,851	54,067	(47.47%)	(47.47%)	(52.47%)

Multi-Strategy				15.50	12,389,066	5,446,273	316,790	(2.54%)	(2.54%)	(2.54%)

Equity Income				16.71	20,507,327	9,854,280	486,163	(10.15%)	(10.15%)	(10.15%)

Strategic Value				8.66	2,178,943	2,383,079	238,806	(11.13%)	(11.13%)	(11.13%)

Growth LT				20.78	28,200,043	16,503,806	964,288	(30.54%)	(30.54%)	(30.54%)

Focused 30				7.03	1,899,802	1,948,350	201,749	(14.57%)	(14.57%)	(14.57%)

Mid-Cap Value				14.28	16,063,739	12,316,098	930,516	11.72%	11.72%	11.72%

International Value				10.83	27,830,940	13,888,425	913,569	(22.97%)	(22.97%)	(22.97%)

Capital Opportunities	01/02/01	01/03/01	01/04/01	8.33	4,987,959	3,770,566	369,280	(16.72%)	(21.36%)	(21.27%)

Mid-Cap Growth	01/02/01	01/02/01	01/04/01	8.01	2,269,327	2,320,327	172,014	(19.95%)	(19.95%)	(21.86%)

Global Growth	01/02/01	01/11/01	01/04/01	8.38	458,883	658,850	55,910	(16.16%)	(19.07%)	(18.99%)

Equity Index				18.32	26,521,065	12,841,330	963,695	(13.38%)	(13.38%)	(13.38%)

Small-Cap Index				11.22	4,911,139	4,456,058	197,957	0.31%	0.31%	0.31%

REIT				13.82	4,618,797	3,701,943	303,119	7.03%	7.03%	7.03%

Inflation Managed (2)				12.94	13,897,811	9,495,198	703,795	2.81%	2.81%	2.81%

Managed Bond				13.50	50,452,819	26,140,032	1,853,547	5.83%	5.83%	5.83%

Money Market				12.39	31,599,970	23,184,659	1,082,193	2.41%	2.41%	2.41%

High Yield Bond				11.51	11,510,008	6,627,440	310,057	(0.07%)	(0.07%)	(0.07%)

Equity				14.66	13,689,954	7,460,021	543,137	(22.86%)	(22.86%)	(22.86%)

Aggressive Equity				9.73	9,654,622	4,738,022	248,174	(18.40%)	(18.40%)	(18.40%)

Large-Cap Value				11.87	25,206,629	18,293,597	1,388,991	(4.99%)	(4.99%)	(4.99%)

Prudential Jennison		09/06/01		10.84		5,276			8.43%

Value		09/06/01		10.33		10,260			3.31%

SP Jennison International Growth		09/06/01		10.03		8,520			0.29%

SP Prudential U.S. Emerging Growth		09/06/01		10.72		2,791			7.19%

See explanation of references on H-9

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

6. FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Standard Death Benefit

	Date Variable Account Commenced Operations or Contract First Sold During 2001			AUV at End of Year for		Number of Units Outstanding at End of Year			Total Returns (1)

Variable Accounts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odysseys Contracts	Pacific Innovations Select & Pacific One Select Contracts	Pacific Odysseys Contracts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odysseys Contracts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odysseys Contracts

Blue Chip	04/05/01	04/10/01	07/02/01	$9.64	$9.02	3,907,567	579,802	722	(4.20%)	(6.22%)	(9.77%)

Aggressive Growth	04/03/01	04/19/01	07/02/01	9.74	8.70	641,768	118,682	168	1.81%	(11.10%)	(12.96%)

Emerging Markets	04/03/01	04/11/01	07/02/01	10.22	9.62	211,483	35,247	87	4.57%	(0.44%)	(3.80%)

Diversified Research	04/05/01	04/05/01	12/24/01	10.56	9.77	1,497,959	316,997	2,206	5.09%	5.09%	1.51%

Small-Cap Equity	04/02/01	04/03/01	09/17/01	11.29	9.54	918,780	191,163	295	12.92%	18.24%	18.76%

International Large-Cap	04/02/01	04/03/01	07/02/01	9.23	9.31	2,663,769	593,935	9,481	(7.66%)	(7.05%)	(6.90%)

I-Net Tollkeeper	04/03/01	04/05/01		9.25	7.71	177,211	16,732		0.91%	(7.73%)

Financial Services	04/03/01	04/05/01		9.97	9.35	823,284	95,626		2.44%	0.89%

Health Sciences	04/03/01	04/12/01	11/28/01	11.42	9.92	928,216	119,438	496	17.41%	7.32%	(1.63%)

Technology	04/05/01	04/05/01	09/17/01	9.78	8.27	625,538	45,727	See (3)	(3.42%)	(3.42%)	23.48%

Telecommunications	04/05/01	04/23/01		7.50	7.52	286,722	26,788		(24.57%)	(35.18%)

Multi-Strategy	04/06/01	04/27/01		10.32	9.86	1,473,184	304,069		3.60%	(1.73%)

Equity Income	04/02/01	04/03/01	11/28/01	10.16	9.37	1,984,450	334,966	545	1.55%	5.49%	2.24%

Strategic Value	04/02/01	04/27/01		9.43	9.21	703,659	83,799		(5.67%)	(11.33%)

Growth LT	04/02/01	04/03/01	07/02/01	9.44	8.46	3,483,870	527,454	1,361	(5.55%)	(0.37%)	(15.40%)

Focused 30	04/02/01	04/23/01	09/17/01	11.14	10.54	384,534	29,921	See (3)	11.38%	5.29%	20.22%

Mid-Cap Value	04/03/01	04/05/01	07/02/01	11.55	10.27	3,095,066	565,876	718	19.53%	15.33%	2.68%

International Value	04/02/01	04/03/01	07/02/01	9.04	9.10	2,504,993	428,924	1,023	(9.59%)	(8.53%)	(9.04%)

Capital Opportunities	04/05/01	04/12/01	07/02/01	9.36	8.79	1,163,015	149,055	1,401	(6.67%)	(11.15%)	(12.08%)

Mid-Cap Growth	04/02/01	04/27/01	09/17/01	10.62	8.49	1,200,646	168,874	See (3)	6.23%	(19.07%)	15.61%

Global Growth	04/05/01	05/03/01		9.55	9.07	355,428	32,037		(5.43%)	(13.13%)

Equity Index	04/02/01	04/03/01	09/07/01	9.97	9.32	3,326,399	581,320	27,684	(0.26%)	3.30%	5.98%

Small-Cap Index	04/09/01	04/05/01	11/28/01	11.07	9.86	603,720	93,843	973	10.16%	9.43%	7.68%

REIT	04/04/01	04/05/01	07/02/01	10.94	10.11	1,127,914	212,856	7,606	10.76%	9.55%	1.13%

Inflation Managed (2)	04/02/01	04/03/01	09/07/01	10.06	10.11	3,532,994	942,126	5,439	0.60%	0.51%	(0.18%)

Managed Bond	04/02/01	04/03/01	09/07/01	10.30	10.43	9,330,375	2,044,157	10,790	2.98%	2.88%	0.03%

Money Market	04/02/01	04/03/01	09/07/01	10.12	10.12	8,675,282	3,681,201	180,016	1.19%	1.18%	0.61%

High Yield Bond	04/02/01	04/03/01	09/07/01	9.59	9.87	1,862,023	376,053	795	(4.13%)	(3.09%)	(1.23%)

Equity	04/04/01	04/11/01		10.18	9.08	954,219	120,532		7.31%	(2.93%)

Aggressive Equity	04/02/01	04/05/01	09/17/01	11.01	9.09	293,748	47,256	See (3)	10.14%	9.62%	16.65%

Large-Cap Value	04/04/01	04/05/01	07/02/01	9.94	9.61	5,006,090	924,380	4,108	2.99%	(1.18%)	(3.91%)

See explanation of references on H-9

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

6. FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Stepped-Up Death Benefit							Contracts with Premier Death Benefit

	Date Variable Accounts Commenced Operations or Contract First Sold During 2001			Number of Units Outstanding at End of Year		Total Returns (1)		Date Variable Accounts Commenced Operations or Contract First Sold During 2001			Number of Units Outstanding at End of Year		Total Returns (1)

Variable Accounts	Pacific Value Contracts	Pacific Innovations Contracts	AUV at End of Year	Pacific Value Contracts	Pacific Innovations Contracts	Pacific Value Contracts	Pacific Innovations Contracts	Pacific Value Contracts	Pacific Innovations Contracts	AUV at End of Year	Pacific Value Contracts	Pacific Innovations Contracts	Pacific Value Contracts	Pacific Innovations Contracts

Blue Chip	01/02/01	01/02/01	$8.01	4,218,986	272,994	(19.87%)	(19.87%)	01/02/01	01/10/01	$8.00	2,498,852	112,661	(19.99%)	(22.36%)

Aggressive Growth	01/02/01	01/29/01	7.89	791,379	55,731	(21.06%)	(27.19%)	01/02/01	02/08/01	7.88	395,785	14,934	(21.18%)	(24.16%)

Emerging Markets			5.76	1,712,155	85,950	(10.14%)	(10.14%)			5.73	1,137,395	27,845	(10.28%)	(10.28%)

Diversified Research			10.38	2,503,111	143,436	(4.30%)	(4.30%)			10.35	1,037,855	100,919	(4.44%)	(4.44%)

Small-Cap Equity			16.81	1,793,887	111,966	(4.10%)	(4.10%)			16.74	1,052,182	85,623	(4.25%)	(4.25%)

International Large-Cap			6.21	5,788,862	490,702	(19.60%)	(19.60%)			6.19	3,240,232	327,597	(19.72%)	(19.72%)

I-Net Tollkeeper			4.37	1,809,475	194,993	(34.95%)	(34.95%)			4.35	1,757,030	103,915	(35.05%)	(35.05%)

Financial Services	01/02/01	01/19/01	9.12	586,542	33,833	(8.76%)	(3.73%)	01/02/01	01/23/01	9.11	417,466	4,358	(8.90%)	(7.07%)

Health Sciences	01/02/01	01/04/01	9.08	695,248	34,324	(9.16%)	(1.75%)	01/02/01	01/23/01	9.07	524,438	5,099	(9.30%)	(0.31%)

Technology	01/02/01	01/19/01	5.81	496,752	27,093	(41.88%)	(47.68%)	01/02/01	01/30/01	5.80	401,762	12,078	(41.97%)	(48.11%)

Telecommunications	01/02/01	01/31/01	5.24	258,369	20,017	(47.57%)	(55.52%)	01/02/01	01/30/01	5.23	167,184	2,457	(47.65%)	(56.34%)

Multi-Strategy			15.41	2,813,063	85,642	(2.73%)	(2.73%)			15.34	1,371,497	43,025	(2.88%)	(2.88%)

Equity Income			16.61	5,157,155	180,975	(10.33%)	(10.33%)			16.54	2,930,724	127,795	(10.46%)	(10.46%)

Strategic Value			8.64	1,050,502	50,417	(11.31%)	(11.31%)			8.62	595,596	16,437	(11.44%)	(11.44%)

Growth LT			20.65	8,253,627	276,157	(30.68%)	(30.68%)			20.56	4,393,510	160,026	(30.79%)	(30.79%)

Focused 30			7.01	984,779	52,538	(14.74%)	(14.74%)			7.00	487,453	22,130	(14.87%)	(14.87%)

Mid-Cap Value			14.19	4,781,053	216,947	11.49%	11.49%			14.13	2,937,900	134,668	11.32%	11.32%

International Value			10.77	4,992,402	249,388	(23.12%)	(23.12%)			10.72	3,264,750	135,937	(23.24%)	(23.24%)

Capital Opportunities	01/02/01	01/19/01	8.31	1,234,449	73,261	(16.89%)	(24.80%)	01/02/01	01/10/01	8.30	656,294	40,735	(17.01%)	(21.95%)

Mid-Cap Growth	01/02/01	01/02/01	7.99	1,009,314	32,020	(20.11%)	(20.11%)	01/02/01	02/08/01	7.98	697,944	13,270	(20.23%)	(22.01%)

Global Growth	01/02/01	02/20/01	8.37	258,178	5,496	(16.33%)	(15.33%)	01/02/01	03/12/01	8.35	152,873	49	(16.45%)	(9.65%)

Equity Index			18.21	5,683,784	201,357	(13.56%)	(13.56%)			18.12	3,274,769	116,049	(13.69%)	(13.69%)

Small-Cap Index			11.16	1,803,044	34,152	0.11%	0.11%			11.11	1,213,369	29,667	(0.04%)	(0.04%)

REIT			13.74	1,167,679	79,343	6.81%	6.81%			13.68	852,530	30,363	6.65%	6.65%

Inflation Managed (2)			12.86	2,779,674	105,804	2.60%	2.60%			12.80	1,858,921	65,875	2.45%	2.45%

Managed Bond			13.42	8,912,313	328,780	5.62%	5.62%			13.36	5,763,589	229,185	5.46%	5.46%

Money Market			12.31	7,277,398	250,652	2.21%	2.21%			12.26	5,777,615	204,875	2.05%	2.05%

High Yield Bond			11.44	1,955,677	67,597	(0.27%)	(0.27%)			11.39	1,583,223	44,400	(0.42%)	(0.42%)

Equity			14.58	4,565,452	165,415	(23.01%)	(23.01%)			14.51	2,502,904	104,893	(23.13%)	(23.13%)

Aggressive Equity			9.67	2,807,339	116,458	(18.56%)	(18.56%)			9.63	1,762,899	48,382	(18.68%)	(18.68%)

Large-Cap Value			11.80	7,367,627	343,633	(5.19%)	(5.19%)			11.75	4,283,946	176,129	(5.33%)	(5.33%)

Prudential Jennison	10/22/01		10.84	16,223		7.63%		09/19/01		10.83	20,110		20.86%

Value	10/03/01		10.32	10,496		8.19%		09/19/01		10.32	24,981		13.29%

SP Jennison International Growth	10/03/01		10.02	2,525		7.96%		10/18/01		10.02	4,185		4.46%

SP Prudential U.S. Emerging Growth	11/19/01		10.71	1,939		4.53%		09/19/01		10.71	4,945		21.60%

See explanation of references on H-9

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

6. FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Stepped-Up Death Benefit

	Date Variable Account Commenced Operations or Contract First Sold During 2001			AUV at End of Year for		Number of Units Outstanding at End of Year			Total Returns (1)

Variable Accounts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odysseys Contracts	Pacific Innovations Select & Pacific One Select Contracts	Pacific Odysseys Contracts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odysseys Contracts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odysseys Contracts

Blue Chip	04/06/01	04/23/01	10/05/01	$9.62	$9.01	1,638,628	107,682	1,847	(2.18%)	(11.85%)	7.88%

Aggressive Growth	04/10/01	05/16/01		9.72	8.70	330,675	30,637		(6.12%)	(15.21%)

Emerging Markets	04/11/01	04/27/01	12/31/01	10.21	9.61	78,029	2,659	97	(0.58%)	(5.03%)	0.00%

Diversified Research	04/06/01	04/23/01		10.55	9.76	689,111	38,983		7.12%	(0.10%)

Small-Cap Equity	04/02/01	04/27/01	12/31/01	11.27	9.53	474,319	15,440	487	12.75%	(1.32%)	0.00%

International Large-Cap	04/02/01	04/18/01	10/05/01	9.22	9.30	989,214	50,195	2,411	(7.79%)	(14.05%)	8.95%

I-Net Tollkeeper	04/10/01	04/18/01		9.24	7.70	59,175	2,791		(13.86%)	(23.62%)

Financial Services	04/06/01	04/18/01		9.95	9.34	340,866	34,542		2.77%	(3.32%)

Health Sciences	04/06/01	04/18/01		11.40	9.91	384,333	31,748		12.46%	2.75%

Technology	04/06/01	04/18/01		9.77	8.26	374,247	27,409		0.43%	(22.56%)

Telecommunications	04/10/01	04/18/01		7.49	7.52	119,160	14,738		(27.93%)	(36.72%)

Multi-Strategy	04/06/01	04/30/01		10.31	9.85	519,267	42,531		3.45%	(1.77%)

Equity Income	04/02/01	04/25/01	12/31/01	10.14	9.36	840,251	54,269	1,057	1.40%	(5.50%)	0.00%

Strategic Value	04/06/01	04/27/01		9.42	9.20	414,009	13,978		(2.46%)	(11.45%)

Growth LT	04/02/01	04/23/01	10/05/01	9.43	8.45	1,294,812	69,077	1,506	(5.69%)	(18.62%)	6.02%

Focused 30	04/16/01	04/18/01		11.12	10.53	133,218	4,055		8.90%	1.46%

Mid-Cap Value	04/02/01	04/23/01	10/05/01	11.53	10.26	1,301,503	119,569	1,144	15.29%	9.39%	13.99%

International Value	04/02/01	04/23/01	10/05/01	9.03	9.09	834,945	62,513	1,336	(9.73%)	(12.89%)	5.46%

Capital Opportunities	04/05/01	05/16/01	12/31/01	9.35	8.78	561,878	11,166	247	(6.81%)	(18.22%)	0.00%

Mid-Cap Growth	04/05/01	04/18/01		10.61	8.48	756,565	51,567		3.66%	(13.68%)

Global Growth	04/06/01	05/07/01		9.54	9.07	169,187	5,336		(4.85%)	(13.78%)

Equity Index	04/02/01	04/25/01	10/05/01	9.96	9.31	1,114,646	86,834	1,384	(0.41%)	(7.01%)	7.29%

Small-Cap Index	04/11/01	04/18/01		11.05	9.85	204,137	27,686		8.12%	4.12%

REIT	04/10/01	04/18/01	12/31/01	10.92	10.10	415,872	27,993	153	10.54%	9.94%	0.00%

Inflation Managed (2)	04/02/01	04/25/01	10/05/01	10.04	10.10	1,016,780	81,623	841	0.45%	1.30%	(0.96%)

Managed Bond	04/02/01	04/11/01	10/05/01	10.28	10.42	3,094,696	254,503	4,173	2.82%	3.76%	(1.51%)

Money Market	04/02/01	04/11/01	09/04/01	10.10	10.11	3,485,768	262,308	1,022	1.04%	0.97%	0.57%

High Yield Bond	04/02/01	04/25/01	10/05/01	9.57	9.86	482,390	27,465	680	(4.27%)	(3.28%)	6.35%

Equity	04/10/01	04/23/01	12/31/01	10.16	9.07	442,282	9,976	341	(2.40%)	(10.40%)	0.00%

Aggressive Equity	04/10/01	04/27/01		11.00	9.08	137,859	5,371		5.04%	(5.44%)

Large-Cap Value	04/06/01	04/25/01	10/05/01	9.93	9.60	2,023,116	148,427	2,871	0.94%	(6.07%)	7.13%

See explanation of references on H-9

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

6. FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Premier Death Benefit

	Date Variable Account Commenced Operations or Contract First Sold During 2001			AUV at End of Year for		Number of Units Outstanding at End of Year			Total Returns (1)

				Pacific
				Innovations
	Pacific	Pacific		Select &		Pacific	Pacific		Pacific	Pacific
	Innovations	One	Pacific	Pacific One	Pacific	Innovations	One	Pacific	Innovations	One	Pacific
	Select	Select	Odysseys	Select	Odysseys	Select	Select	Odysseys	Select	Select	Odysseys
Variable Accounts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts

Blue Chip	04/11/01	04/10/01		$9.61	$9.01	1,290,854	75,424		(6.51%)	(6.46%)

Aggressive Growth	04/11/01	05/09/01	08/13/01	9.71	8.69	241,308	16,256	1,100	(5.79%)	(12.93%)	(6.33%)

Emerging Markets	04/11/01	05/09/01		10.20	9.60	90,230	4,419		(0.69%)	(6.71%)

Diversified Research	04/11/01	04/10/01		10.54	9.75	496,758	41,778		3.71%	3.67%

Small-Cap Equity	04/05/01	04/11/01		11.26	9.53	359,490	22,331		11.75%	7.88%

International Large-Cap	04/05/01	04/11/01		9.21	9.29	886,013	67,791		(9.72%)	(11.48%)

I-Net Tollkeeper	04/20/01	06/08/01		9.23	7.70	61,145	3,236		(26.44%)	(25.03%)

Financial Services	04/11/01	04/06/01		9.94	9.33	347,151	15,305		0.02%	2.66%

Health Sciences	04/10/01	05/25/01		11.39	9.91	566,124	9,301		8.22%	(1.70%)

Technology	04/11/01	04/06/01		9.76	8.25	345,460	8,358		(12.55%)	0.31%

Telecommunications	04/20/01	08/06/01		7.48	7.51	129,694	2,425		(38.31%)	(16.55%)

Multi-Strategy	04/11/01	05/24/01		10.29	9.84	380,828	9,678		1.55%	(3.88%)

Equity Income	04/05/01	04/11/01		10.13	9.36	697,289	25,962		0.59%	(1.50%)

Strategic Value	04/19/01	06/21/01		9.41	9.19	341,710	9,893		(10.58%)	(8.71%)

Growth LT	04/05/01	04/10/01		9.42	8.45	1,275,421	61,280		(6.68%)	(10.54%)

Focused 30	04/20/01	06/08/01		11.11	10.53	151,411	7,049		2.04%	1.68%

Mid-Cap Value	04/10/01	04/10/01	08/13/01	11.52	10.25	1,186,018	96,268	998	13.26%	13.26%	3.34%

International Value	04/05/01	04/10/01		9.02	9.08	851,203	78,043		(11.31%)	(12.56%)

Capital Opportunities	04/02/01	04/30/01		9.34	8.78	448,482	21,497		(6.62%)	(17.53%)

Mid-Cap Growth	04/11/01	05/18/01		10.60	8.47	537,801	33,315		(5.00%)	(23.23%)

Global Growth	04/16/01	06/19/01		9.53	9.06	91,333	4,648		(8.27%)	(8.54%)

Equity Index	04/05/01	04/11/01		9.95	9.30	1,209,353	42,899		(0.99%)	(2.26%)

Small-Cap Index	04/19/01	05/02/01	08/13/01	11.04	9.84	186,900	46,235	1,032	2.75%	(1.20%)	2.53%

REIT	04/10/01	04/11/01		10.91	10.09	323,797	25,918		10.42%	12.27%

Inflation Managed (2)	04/05/01	04/11/01		10.03	10.10	772,661	44,662		0.43%	0.97%

Managed Bond	04/05/01	04/10/01		10.27	10.41	2,643,122	154,159		2.80%	3.47%

Money Market	04/05/01	04/11/01		10.09	10.10	2,157,872	431,931		0.91%	0.86%

High Yield Bond	04/05/01	04/11/01		9.56	9.86	406,825	18,704		(2.94%)	(3.03%)

Equity	04/10/01	06/08/01		10.15	9.07	388,844	14,981		(2.51%)	(13.83%)

Aggressive Equity	04/10/01	04/10/01		10.99	9.07	113,526	15,249		4.92%	4.92%

Large-Cap Value	04/10/01	05/01/01		9.92	9.59	1,787,341	85,595		(2.58%)	(8.40%)

See explanation of references on H-9

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

6. FINANCIAL HIGHLIGHTS (Continued)

Variable Accounts	Total Net Assets at End of Year (in $000’s)	Ratios of Investment Income to Average Net Assets

Blue Chip (4)	$399,449	0.12%

Aggressive Growth (4)	65,995	0.00%

Emerging Markets	93,715	0.14%

Diversified Research	187,682	0.25%

Small-Cap Equity	228,662	15.57%

International Large-Cap	374,447	0.82%

I-Net Tollkeeper	60,855	0.00%

Financial Services (4)	51,666	0.47%

Health Sciences (4)	70,563	0.00%

Technology (4)	42,027	0.00%

Telecommunications (4)	13,924	0.14%

Multi-Strategy	375,938	2.66%

Equity Income	694,811	1.70%

Strategic Value	71,145	0.40%

Growth LT	1,282,100	16.55%

Focused 30	47,227	0.07%

Mid-Cap Value	606,359	3.28%

International Value	597,761	2.55%

Capital Opportunities (4)	114,712	0.20%

Mid-Cap Growth (4)	81,283	0.00%

Global Growth (4)	19,602	0.00%

Equity Index	970,855	1.41%

Small-Cap Index	154,533	8.88%

REIT	171,783	3.92%

Inflation Managed (2)	437,761	3.55%

Managed Bond	1,443,776	5.08%

Money Market	1,048,968	3.57%

High Yield Bond	284,405	9.72%

Equity	444,528	6.08%

Aggressive Equity	194,874	0.00%

Large-Cap Value	775,383	3.79%

Prudential Jennison (4)	451	0.00%

Value (4), (5)	472	28.39%

SP Jennison International Growth (4)	153	0.00%

SP Prudential U.S. Emerging Growth (4)	104	0.00%

Explanation of References for Financial Highlights on H-4 through H-9

(1)
Total returns reflect a deduction for mortality and expense risk, administrative charges, and additional death benefit rider charges, if any, assessed through the daily accumulation unit value calculation and these charges are assessed at annual rates ranging from 0.40% to 2.00% of the average daily net assets of each Variable Account as discussed in Note 3. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a contract, which if incurred, would have resulted in lower returns. Total returns are not annualized for periods of less than one full year.

(2)	Inflation Managed Variable Account was formerly named Government Securities Variable Account.
(3)	The Variable Account had commenced operations but all purchased units were fully redeemed prior to December 31, 2001.
(4)	The Variable Accounts commenced operations during 2001 (See Note 1 to Financial Statements). The ratios of investment income to average daily net assets are annualized.
(5)
Ratios of investment income to average daily net assets are annualized in the table above for Variable Accounts that commenced operations during the year. Subsequent to September 6, 2001 (Commencement of the Value Variable Account), the Value Variable Account received its annual capital gains distribution. The investment income ratio for this Variable Account was 9.33% prior to annualization.

INDEPENDENT AUDITORS’ REPORT

The Board of Directors
Pacific Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of Separate Account A (the “Separate Account”) (comprised of Blue Chip, Aggressive Growth, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I–Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, REIT, Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity, Aggressive Equity, Large-Cap Value, Prudential Jennison, Value, SP Jennison International Growth, and SP Prudential U.S. Emerging Growth Variable Accounts) as of December 31, 2001 and the related statement of operations and financial highlights for the year then ended (as to the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, Global Growth, Prudential Jennison, Value, SP Jennison International Growth, and SP Prudential U.S. Emerging Growth Variable Accounts, for each of the periods from commencement of operations through December 31, 2001), and the statement of changes in net assets for each of the two years in the period then ended (as to the Diversified Research, International Large-Cap, I–Net Tollkeeper, Strategic Value, and Focused 30 Variable Accounts, for the year ended December 31, 2001 and for each of the periods from commencement of operations through December 31, 2000, and as to the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, Global Growth, Prudential Jennison, Value, SP Jennison International Growth, and SP Prudential U.S. Emerging Growth Variable Accounts, for each of the periods from commencement of operations through December 31, 2001). These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement and financial highlights presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account A as of December 31, 2001 and the results of their operations, financial highlights, and the changes in their net assets for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 19, 2002

I-1

Annual Reports
as of December 31, 2001

•	Pacific Select Fund

•	Separate Account A of
Pacific Life Insurance Company

Accountants
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

Pacific Life Insurance Company
Annuities & Mutual Funds Division
P.O. Box 7187
Pasadena, California 91109-7187

ADDRESS SERVICE REQUESTED

Form No. 2143-2A